GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
Goodwill, beginning of year	$ 30,844	$ 17,467
Revaluation related to foreign currency exchange differences	85	(207)
Acquisition of Appfluent		13,584
Goodwill, end of year	$ 30,929	$ 30,844